Portfolio of Investments
Columbia Emerging Markets Bond Fund, November 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Corporate Bonds & Notes 11.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Argentina 1.1%
Argentine Republic Government International Bond(a)
07/09/2035	0.125%	11,251,998	3,967,293
07/09/2046	0.125%	610,000	218,892
Total			4,186,185
Brazil 1.3%
Braskem America Finance Co.(b)
07/22/2041	7.125%	2,800,000	3,211,515
Vale Overseas Ltd.
07/08/2030	3.750%	1,500,000	1,649,268
Total			4,860,783
Colombia 0.9%
Millicom International Cellular SA(b)
01/15/2028	5.125%	1,350,000	1,445,138
03/25/2029	6.250%	1,400,000	1,598,114
03/25/2029	6.250%	200,000	228,302
Total			3,271,554
Ghana 0.2%
Tullow Oil PLC(b)
03/01/2025	7.000%	1,100,000	707,025
Guatemala 0.4%
Energuate Trust(b)
05/03/2027	5.875%	900,000	937,940
05/03/2027	5.875%	550,000	573,186
Total			1,511,126
Hong Kong 0.9%
Lenovo Group Ltd.(b)
04/24/2025	5.875%	2,850,000	3,273,010
India 0.7%
Adani Ports & Special Economic Zone Ltd.(b)
07/30/2027	4.000%	700,000	743,753
08/04/2027	4.200%	1,614,000	1,722,683
Total			2,466,436
Indonesia 0.2%
Geo Coal International Pte Ltd.(b)
10/04/2022	8.000%	1,307,000	910,542
Isle of Man 0.2%
AngloGold Ashanti Holdings PLC
10/01/2030	3.750%	565,000	600,298
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Jersey 0.5%
Galaxy Pipeline Assets Bidco Ltd.(b)
03/31/2036	2.625%	1,780,000	1,842,806
Netherlands 0.7%
Braskem Netherlands Finance BV(b)
01/10/2023	3.500%	1,000,000	1,022,610
01/31/2030	4.500%	900,000	908,784
Mong Duong Finance Holdings BV(b)
05/07/2029	5.125%	570,000	601,609
Total			2,533,003
Philippines 0.7%
SMC Global Power Holdings Corp.(a),(b)
12/31/2049	5.700%	2,600,000	2,554,965
South Africa 0.4%
Liquid Telecommunications Financing PLC(b)
07/13/2022	8.500%	1,400,000	1,430,170
Ukraine 0.4%
MHP Lux SA(b)
04/03/2026	6.950%	1,300,000	1,379,300
Virgin Islands 2.4%
Gold Fields Orogen Holdings BVI Ltd.(b)
05/15/2029	6.125%	1,900,000	2,284,884
JGSH Philippines Ltd.(b)
07/09/2030	4.125%	6,100,000	6,353,423
Total			8,638,307
Total Corporate Bonds & Notes (Cost $39,641,283)			40,165,510

Foreign Government Obligations(c),(d) 80.0%

Angola 1.5%
Angolan Government International Bond(b)
11/26/2029	8.000%	1,550,000	1,356,277
05/08/2048	9.375%	4,750,000	4,159,234
Total			5,515,511
Belarus 0.3%
Republic of Belarus International Bond(b)
06/29/2027	7.625%	700,000	754,902
02/28/2030	6.200%	550,000	552,734
Total			1,307,636
Columbia Emerging Markets Bond Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Emerging Markets Bond Fund, November 30, 2020 (Unaudited)
Foreign Government Obligations(c),(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Brazil 3.0%
Brazilian Government International Bond
05/30/2029	4.500%		1,200,000	1,327,775
06/12/2030	3.875%		3,000,000	3,136,237
01/27/2045	5.000%		5,800,000	6,404,448
Total				10,868,460
Canada 0.4%
MEGlobal Canada ULC(b)
05/18/2025	5.000%		1,300,000	1,449,575
Chile 0.6%
Chile Government International Bond
01/25/2050	3.500%		1,500,000	1,712,785
Corporación Nacional del Cobre de Chile(b)
09/30/2029	3.000%		635,000	684,567
Total				2,397,352
China 2.6%
China Government Bond
11/21/2029	3.130%	CNY	100,000	15,027
Sinopec Group Overseas Development 2018 Ltd.(b)
09/12/2025	4.125%		700,000	782,916
State Grid Overseas Investment 2016 Ltd.(b)
05/04/2027	3.500%		1,250,000	1,393,680
Syngenta Finance NV(b)
04/24/2028	5.182%		6,900,000	7,381,396
Total				9,573,019
Colombia 2.9%
Colombia Government International Bond
01/30/2030	3.000%		10,000,000	10,391,368
04/15/2031	3.125%		312,000	327,102
Total				10,718,470
Costa Rica 0.2%
Costa Rica Government International Bond(b)
02/19/2031	6.125%		770,000	680,467
Croatia 0.6%
Croatia Government International Bond(b)
01/26/2024	6.000%		767,000	882,506
Hrvatska Elektroprivreda(b)
10/23/2022	5.875%		1,290,000	1,399,059
Total				2,281,565
Foreign Government Obligations(c),(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Dominican Republic 4.4%
Dominican Republic International Bond(b)
01/08/2021	14.000%	DOP	126,499,000	2,188,919
01/27/2025	5.500%		2,060,000	2,243,443
06/05/2026	9.750%	DOP	124,450,000	2,263,828
01/30/2030	4.500%		2,160,000	2,267,632
09/23/2032	4.875%		1,050,000	1,125,065
04/30/2044	7.450%		3,900,000	4,807,990
01/30/2060	5.875%		1,050,000	1,095,782
Total				15,992,659
Ecuador 1.0%
Ecuador Government International Bond(a),(b)
07/31/2030	0.500%		1,798,950	1,147,443
07/31/2035	0.500%		2,748,915	1,509,627
07/31/2040	0.500%		1,899,850	942,259
Total				3,599,329
Egypt 3.1%
Egypt Government International Bond(b)
04/16/2030	5.625%	EUR	1,300,000	1,560,278
04/11/2031	6.375%	EUR	1,700,000	2,076,479
01/15/2032	7.053%		900,000	950,891
05/29/2032	7.625%		1,615,000	1,765,879
02/21/2048	7.903%		2,300,000	2,379,882
02/21/2048	7.903%		400,000	413,892
05/29/2050	8.875%		1,865,000	2,077,820
Total				11,225,121
El Salvador 0.8%
El Salvador Government International Bond(b)
01/30/2025	5.875%		700,000	625,988
01/18/2027	6.375%		2,680,000	2,378,942
Total				3,004,930
Ghana 1.6%
Ghana Government International Bond(b)
02/11/2027	6.375%		700,000	704,524
02/11/2035	7.875%		950,000	926,685
03/26/2051	8.950%		4,100,000	4,079,272
Total				5,710,481
Guatemala 0.6%
Guatemala Government Bond(b)
06/01/2050	6.125%		1,650,000	2,108,555
India 0.5%
Export-Import Bank of India(b)
01/15/2030	3.250%		1,600,000	1,712,473

2	Columbia Emerging Markets Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Emerging Markets Bond Fund, November 30, 2020 (Unaudited)
Foreign Government Obligations(c),(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Indonesia 9.4%
Indonesia Government International Bond(b)
01/15/2045	5.125%		5,150,000	6,733,043
Indonesia Government International Bond
10/30/2049	3.700%		3,235,000	3,600,340
Indonesia Treasury Bond
09/15/2030	7.000%	IDR	49,843,000,000	3,743,556
Perusahaan Penerbit SBSN Indonesia III(b)
06/23/2025	2.300%		1,145,000	1,195,645
PT Indonesia Asahan Aluminium Persero(b)
05/15/2030	5.450%		4,885,000	5,792,501
11/15/2048	6.757%		3,900,000	5,262,137
PT Pelabuhan Indonesia II(b)
05/05/2045	5.375%		1,350,000	1,621,522
PT Pertamina Persero(b)
01/21/2050	4.175%		1,400,000	1,512,578
PT Saka Energi Indonesia(b)
05/05/2024	4.450%		5,050,000	4,792,729
Total				34,254,051
Ivory Coast 1.7%
Ivory Coast Government International Bond(b)
10/17/2031	5.875%	EUR	3,440,000	4,412,608
06/15/2033	6.125%		1,650,000	1,817,074
Total				6,229,682
Kazakhstan 2.1%
KazMunayGas National Co. JSC(b)
04/19/2027	4.750%		2,200,000	2,536,476
04/24/2030	5.375%		3,000,000	3,681,492
04/19/2047	5.750%		1,050,000	1,386,600
Total				7,604,568
Malaysia 0.6%
Petronas Capital Ltd.(b)
04/21/2030	3.500%		1,795,000	2,053,524
Mexico 10.9%
Mexican Bonos
05/31/2029	8.500%	MXN	61,500,000	3,652,223
Mexico Government International Bond
04/16/2030	3.250%		5,400,000	5,740,064
01/15/2047	4.350%		1,100,000	1,216,537
02/10/2048	4.600%		1,600,000	1,821,032
Petroleos Mexicanos
11/12/2026	7.470%	MXN	50,100,000	1,982,504
03/13/2027	6.500%		5,340,000	5,358,233
02/12/2028	5.350%		3,630,000	3,395,401
01/23/2029	6.500%		200,000	194,600
Foreign Government Obligations(c),(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
01/23/2030	6.840%	6,845,000	6,687,202
01/28/2031	5.950%	3,935,000	3,660,888
01/23/2045	6.375%	4,800,000	4,032,955
09/21/2047	6.750%	800,000	685,596
01/23/2050	7.690%	1,765,000	1,627,494
Total			40,054,729
Mongolia 0.2%
Mongolia Government International Bond(b)
05/01/2023	5.625%	750,000	788,972
Morocco 0.6%
OCP SA(b)
04/25/2044	6.875%	1,850,000	2,365,607
Netherlands 0.1%
Syngenta Finance NV(b)
04/24/2028	5.182%	250,000	267,442
Oman 0.4%
Oman Government International Bond(b)
01/17/2048	6.750%	1,550,000	1,432,107
Panama 1.9%
Panama Government International Bond
03/16/2025	3.750%	900,000	985,842
09/29/2032	2.252%	2,800,000	2,849,894
04/01/2056	4.500%	2,072,000	2,636,346
07/23/2060	3.870%	505,000	588,002
Total			7,060,084
Paraguay 0.9%
Paraguay Government International Bond(b)
08/11/2044	6.100%	1,600,000	2,122,373
03/30/2050	5.400%	925,000	1,153,962
Total			3,276,335
Peru 0.4%
Peruvian Government International Bond
06/20/2030	2.844%	1,300,000	1,416,960
Qatar 5.3%
Qatar Government International Bond(b)
04/23/2028	4.500%	700,000	847,079
03/14/2029	4.000%	4,700,000	5,553,489
04/16/2030	3.750%	4,467,000	5,236,902
04/23/2048	5.103%	2,350,000	3,363,274
03/14/2049	4.817%	3,050,000	4,226,751
Total			19,227,495
Romania 0.6%
Romanian Government International Bond(b)
02/14/2051	4.000%	2,042,000	2,234,435

Columbia Emerging Markets Bond Fund | Quarterly Report 2020	3

Portfolio of Investments   (continued)
Columbia Emerging Markets Bond Fund, November 30, 2020 (Unaudited)
Foreign Government Obligations(c),(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Russian Federation 2.6%
Gazprom Neft OAO Via GPN Capital SA(b)
09/19/2022	4.375%	529,000	554,263
Russian Foreign Bond - Eurobond(b)
05/27/2026	4.750%	3,000,000	3,457,849
03/21/2029	4.375%	2,000,000	2,315,468
03/28/2035	5.100%	2,600,000	3,279,217
Total			9,606,797
Saudi Arabia 3.8%
KSA Sukuk Ltd.(b)
10/29/2029	2.969%	1,400,000	1,502,816
Saudi Government International Bond(b)
03/04/2028	3.625%	1,400,000	1,562,594
01/21/2055	3.750%	6,920,000	7,699,679
01/21/2055	3.750%	2,850,000	3,171,111
Total			13,936,200
South Africa 1.9%
Eskom Holdings SOC Ltd.(b)
02/11/2025	7.125%	1,088,000	1,119,935
Republic of South Africa Government International Bond
09/30/2029	4.850%	1,400,000	1,440,271
09/30/2049	5.750%	4,600,000	4,438,486
Total			6,998,692
Sri Lanka 0.3%
Sri Lanka Government International Bond(b)
05/11/2027	6.200%	1,000,000	589,444
03/28/2030	7.550%	750,000	441,938
Total			1,031,382
Turkey 5.1%
Turkey Government International Bond
03/22/2024	5.750%	1,500,000	1,534,522
04/14/2026	4.250%	1,350,000	1,297,676
03/25/2027	6.000%	2,000,000	2,052,847
02/17/2028	5.125%	8,000,000	7,810,147
04/26/2029	7.625%	2,000,000	2,218,022
05/30/2040	6.750%	2,473,000	2,514,443
01/14/2041	6.000%	1,200,000	1,127,193
Total			18,554,850
Ukraine 1.0%
NAK Naftogaz Ukraine via Kondor Finance PLC(b)
11/08/2026	7.625%	775,000	781,096
Ukraine Government International Bond(b)
09/01/2023	7.750%	850,000	921,543
09/01/2026	7.750%	1,600,000	1,770,448
Foreign Government Obligations(c),(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Ukraine Railways Via Shortline PLC(b)
09/15/2021	9.875%		180,000	181,935
Total				3,655,022
United Arab Emirates 5.0%
Abu Dhabi Government International Bond(b)
10/11/2027	3.125%		2,100,000	2,352,379
04/16/2030	3.125%		2,400,000	2,715,942
09/30/2049	3.125%		4,980,000	5,416,725
04/16/2050	3.875%		385,000	477,807
DP World Crescent Ltd.(b)
09/26/2028	4.848%		1,450,000	1,650,191
DP World PLC(b)
07/02/2037	6.850%		3,800,000	5,040,267
09/25/2048	5.625%		500,000	611,002
Total				18,264,313
United States 0.1%
Mongolia Government International Bond(b)
04/07/2026	5.125%		210,000	222,705
Venezuela 0.4%
Petroleos de Venezuela SA(b),(e)
05/16/2024	0.000%		22,627,059	758,007
Venezuela Government International Bond(b),(e)
10/13/2024	0.000%		7,500,000	675,000
Total				1,433,007
Virgin Islands 0.6%
Sinopec Group Overseas Development 2017 Ltd.(b)
09/13/2027	3.250%		2,150,000	2,319,738
Total Foreign Government Obligations (Cost $290,404,334)				292,434,300

Treasury Bills 1.0%
Issuer	Effective Yield		Principal Amount ($)	Value ($)
Egypt 1.0%
Egypt Treasury Bills
02/16/2021	12.720%	EGP	60,000,000	3,722,868
Total Treasury Bills (Cost $3,675,251)				3,722,868

4	Columbia Emerging Markets Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Emerging Markets Bond Fund, November 30, 2020 (Unaudited)
Money Market Funds 6.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.122%(f),(g)	24,696,301	24,693,832
Total Money Market Funds (Cost $24,693,934)		24,693,832
Total Investments in Securities (Cost $358,414,802)		361,016,510
Other Assets & Liabilities, Net		4,464,582
Net Assets		$365,481,092
At November 30, 2020, securities and/or cash totaling $172,536 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
112,300,000 MXN	5,532,919 USD	Goldman Sachs	01/11/2021	895	—
6,881,000 EUR	8,154,939 USD	UBS	01/11/2021	—	(64,275)
Total				895	(64,275)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Ultra Treasury Bond	29	03/2021	USD	6,264,906	—	(48,927)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Ultra Bond 10-Year Note	(51)	03/2021	USD	(8,013,375)	8,260	—
Notes to Portfolio of Investments
(a)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of November 30, 2020.
(b)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At November 30, 2020, the total value of these securities amounted to $222,540,041, which represents 60.89% of total net assets.
(c)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(d)	Principal and interest may not be guaranteed by a governmental entity.
(e)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At November 30, 2020, the total value of these securities amounted to $1,433,007, which represents 0.39% of total net assets.
(f)	The rate shown is the seven-day current annualized yield at November 30, 2020.
(g)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.122%
	25,696,261	39,252,929	(40,255,256)	(102)	24,693,832	(2,384)	9,142	24,696,301
Columbia Emerging Markets Bond Fund | Quarterly Report 2020	5

Portfolio of Investments   (continued)
Columbia Emerging Markets Bond Fund, November 30, 2020 (Unaudited)
Currency Legend
CNY	China Yuan Renminbi
DOP	Dominican Republic Peso
EGP	Egyptian Pound
EUR	Euro
IDR	Indonesian Rupiah
MXN	Mexican Peso
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
6	Columbia Emerging Markets Bond Fund | Quarterly Report 2020

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1QT141_08_L01_(01/21)